Significant Events in the Reporting Period - Schedule of Development in Deferred Tax Assets (Liabilities) (Details) € in Thousands	3 Months Ended
Mar. 31, 2026 EUR (€)
Development in deferred tax assets/(liabilities)
January 1,	€ (9,623)
Deferred income tax (expense)/income, through profit or loss	679,024
Deferred income tax (expense)/income, through equity	21,054
Foreign exchange translation	(50)
March 31,	690,405
Classified in the statement of financial position
Deferred tax assets	690,405
Total deferred tax assets/(liabilities) at March 31	€ 690,405